Income Taxes - Operating Losses (Details) - Evolv Technologies Holdings, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses, subject to expiration	$ 20.1	$ 20.1
Net operating losses, not subject to expiration	$ 33.9	20.5
Percentage of offsetting future taxable income in any one tax period	80.00%
State
Operating Loss Carryforwards [Line Items]
Net operating losses, subject to expiration	$ 42.6	$ 29.8
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Net operating losses, not subject to expiration	$ 0.2